Cover	Jan. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-51815
Entity Registrant Name	LOGIQ, INC.
Entity Central Index Key	0001335112
Entity Tax Identification Number	46-5057897
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	85 Broad Street
Entity Address, Address Line Two	16-079
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(808)
Local Phone Number	829-1057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false